Advances to Suppliers, Net (Details) - Schedule of advances to suppliers - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of advances to suppliers [Abstract]
Raw material prepayments for equipment production	$ 584,655	$ 127,950
Construction material prepayments	1,943,755	2,776,638
Land reclamation prepayments	437,980
Advances to construction subcontractors	400,187	405,203
Total:	3,366,577	3,309,791
Less: allowances for doubtful accounts	(916,948)	(627,614)
Advances to suppliers, net, third parties	$ 2,449,629	$ 2,682,177